UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21463


                              Columbus Funds, Inc.
               (Exact name of registrant as specified in charter)


                               227 Washington St.
                               Columbus, IN 47202
               (Address of principal executive offices) (Zip code)


                                David B. McKinney
                              Columbus Funds, Inc.
                               227 Washington St.
                               Columbus, IN 47202
                     (Name and address of agent for service)

                                   Copies to:
                                Scott A. Moehrke
                              Kirkland & Ellis LLP
                             200 East Randolph Drive
                                Chicago, IL 60601


Registrant's telephone number, including area code:  (812) 372-6606


Date of fiscal year end: September 30


Date of reporting period: March 31, 2007


Item 1  Reports to Stockholders

                                 COLUMBUS FUNDS:

                               COLUMBUS CORE FUND
                             COLUMBUS CORE PLUS FUND




                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2007

























           Shares of Columbus Funds are distributed by an independent third party, UMB Distribution Services, LLC.

                                 COLUMBUS FUNDS

EXPENSE EXAMPLE (UNAUDITED)
FOR THE SIX MONTHS ENDED MARCH 31, 2007

As a shareholder of the Columbus Funds (the "Funds"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

ACTUAL EXPENSES

The first line of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.



                                            Columbus Core Fund                         Columbus Core Plus Fund
                                -------------------------------------------- --------------------------------------------
                                  Beginning       Ending      Expenses paid    Beginning       Ending      Expenses paid
                                   account       account      during period     account        account     during period
                                    value         value         10/1/06-         value          value         10/1/06-
                                  10/1/2006     3/31/2007       3/31/07(1)     10/1/2006      3/31/2007      3/31/07(1)
                                -------------- ------------- --------------- ------------- -------------- ---------------

Actual                            $1,000.00     $1,027.70         $1.01        $1,000.00      $1,030.80        $1.01

Hypothetical (5% return
before expenses)                   1,000.00      1,024.00          1.01         1,000.00       1,024.00         1.01


(1) Expenses are equal to the Funds' annualized expense ratios (.20% for the Core Fund and .20% for the Core Plus Fund), multiplied by the average account value over the period, and multiplied by .4986 for Core Fund and the Core Plus Fund (to reflect the one-half year period).

3

COLUMBUS CORE FUND
SCHEDULE OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)


         Principal
           Amount                                                                                                             Value



                         ASSET BACKED SECURITIES - 13.4%
           110,000   American Express Credit Account Master Trust (c) (d)
                      5.32%, 1/18/2011                                                                           $           109,869
            50,000   American Express Credit Account Master Trust (c) (d)
                      5.32%, 3/15/2011                                                                                        49,928
            70,000   Bank One Issuance Trust (c) (d)
                      5.43%, 1/15/2010                                                                                        70,011
           190,000   Bank One Issuance Trust (c) (d)
                      5.36%, 2/16/2010                                                                                       190,024
           160,000   Bank One Issuance Trust (c) (d)
                      5.44%, 6/15/2010                                                                                       160,121
           125,000   Bank One Issuance Trust (c) (d)
                      5.43%, 12/15/2010                                                                                      125,167
            80,000   Capital One Auto Finance Trust (d)
                      5.33%, 5/17/2010                                                                                        80,062
           235,000   Capital One Multi-Asset Execution Trust (c) (d)
                      5.39%, 4/15/2010                                                                                       235,029
            99,642   Carmax Auto Owner Trust (d)
                      5.29%, 6/15/2009                                                                                        99,651
           285,000   Chase Credit Card Master Trust (c) (d)
                      5.36%, 9/15/2009                                                                                       285,017
            75,000   Chase Issuance Trust (c) (d)
                      5.33%, 12/15/2010                                                                                       75,023
            47,373   CNH Equipment Trust (d)
                      5.39%, 10/5/2007                                                                                        47,378
            80,000   Discover Card Master Trust I (c) (d)
                      5.43%, 5/15/2007                                                                                        80,011
           265,000   Discover Card Master Trust I (c) (d)
                      5.45%, 2/15/2008                                                                                       265,345
           130,000   Discover Card Master Trust I (c) (d)
                      5.53%, 12/15/2009                                                                                      130,052
           130,000   Ford Credit Auto Owner Trust (d)
                      5.42%, 7/15/2009                                                                                       130,077
           205,000   GS Auto Loan Trust (d)
                      5.47%, 2/15/2009                                                                                       205,130
            55,000   Hertz Vehicle Financing LLC - 144A (b)
                     5.08%, 11/25/2011 (Acquired 12/15/2005, Cost $54,991)                                                    54,929
            62,832   Household Automotive Trust (d)
                      5.33%, 2/17/2008                                                                                        62,827
            12,249   Keystone Owner Trust - 144A (b)
                     7.53%, 5/25/2025 (Acquired Multiple Dates, Cost $12,504)                                                 12,199
            57,816   Mid-State Trust
                      4.86%, 7/15/2038                                                                                        55,436
           315,000   SLM Student Loan Trust (c) (d)
                      5.33%, 4/25/2012                                                                                       315,100
           110,000   Target Credit Card Master Trust (c) (d)
                      5.47%, 6/27/2011                                                                                       110,021
            32,704   USAA Auto Owner Trust (d)
                      5.34%, 12/13/2007                                                                                       32,707
            14,779   USAA Auto Owner Trust (d)
                      5.03%, 11/17/2008                                                                                       14,772

3

COLUMBUS CORE FUND
SCHEDULE OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)


         Principal
           Amount                                                                                                             Value

            220,000   USAA Auto Owner Trust (d)
                      5.47%, 4/15/2009                                                                             $         220,151
            13,358   Volkswagen Auto Lease Trust (d)
                      5.52%, 8/20/2007                                                                                        13,359
                                                                                                                   -----------------
                     TOTAL ASSET BACKED SECURITIES
                       (Cost $3,230,620)                                                                                   3,229,396
                                                                                                                   -----------------
                     COLLATERALIZED MORTGAGE OBLIGATIONS - 21.7% 160,000 Banc of
           America Commercial Mortgage, Inc.
                      4.05%, 11/10/2038                                                                                      155,112
           235,000   Banc of America Commercial Mortgage, Inc.
                      5.00%, 10/10/2045                                                                                      234,075
            80,000   Banc of America Commercial Mortgage, Inc.
                      5.17%, 9/10/2047                                                                                        80,144
            62,515   Banc of America Commercial Mortgage, Inc.
                      5.23%, 10/10/2045                                                                                       62,648
           207,274   Commercial Mortgage Pass Through Certificates
                      3.25%, 6/10/2038                                                                                       197,386
            35,902   CS First Boston Mortgage Securities Corp.
                      5.00%, 9/25/2015                                                                                        35,775
            11,191   CS First Boston Mortgage Securities Corp. (d)
                      7.00%, 2/25/2033                                                                                        11,184
            67,528   CS First Boston Mortgage Securities Corp. (d)
                      2.08%, 5/15/2038                                                                                        66,144
            55,184   Fannie Mae Grantor Trust
                      7.00%, 11/25/2043                                                                                       57,071
            20,148   Fannie Mae REMICS (d)
                      3.50%, 4/25/2011                                                                                        20,034
            19,938   Fannie Mae REMICS (d)
                      3.50%, 4/25/2011                                                                                        19,828
            20,574   Fannie Mae REMICS (d)
                      5.00%, 11/25/2012                                                                                       20,495
           258,906   Fannie Mae REMICS
                      4.00%, 8/25/2018                                                                                       250,905
           229,797   Fannie Mae REMICS
                      4.25%, 4/25/2019                                                                                       223,315
            39,280   Fannie Mae REMICS (d)
                      3.50%, 10/25/2021                                                                                       38,901
           251,156   Fannie Mae REMICS
                      4.50%, 8/25/2026                                                                                       248,035
           124,100   Fannie Mae REMICS
                      4.50%, 3/25/2033                                                                                       120,550
            56,701   Fannie Mae REMICS
                      5.00%, 3/25/2034                                                                                        56,140
            36,375   Fannie Mae Whole Loan (d)
                      5.50%, 11/25/2033                                                                                       36,175
             3,979   Freddie Mac
                      6.50%, 12/25/2008 (d)                                                                                    3,972
            79,488   Freddie Mac
                      3.00%, 11/15/2013                                                                                       77,694

3

COLUMBUS CORE FUND
SCHEDULE OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)


         Principal
           Amount                                                                                                             Value

           179,088   Freddie Mac Reference REMIC
                      4.38%, 4/15/2015                                                                             $         175,696
            56,781   Freddie Mac REMICS (d)
                      5.00%, 6/15/2015                                                                                        56,517
            15,604   Freddie Mac REMICS (d)
                      4.50%, 3/15/2016                                                                                        15,473
           102,723   Freddie Mac REMICS
                      4.00%, 8/15/2017                                                                                        99,622
            25,517   Freddie Mac REMICS (d)
                      4.50%, 2/15/2020                                                                                        25,421
            27,936   Freddie Mac REMICS (d)
                      5.50%, 12/15/2020                                                                                       27,886
            36,385   Freddie Mac REMICS (d)
                      5.00%, 1/15/2021                                                                                        36,268
            48,718   Freddie Mac REMICS (d)
                      3.50%, 11/15/2022                                                                                       47,957
            42,124   Freddie Mac REMICS (d)
                      3.50%, 1/15/2023                                                                                        41,777
             7,983   Freddie Mac REMICS (d)
                      4.50%, 5/15/2026                                                                                         7,956
            61,378   Freddie Mac REMICS
                      4.50%, 11/15/2028                                                                                       60,219
            35,944   Freddie Mac REMICS
                      4.50%, 9/15/2029                                                                                        35,132
           164,243   Freddie Mac REMICS
                      4.50%, 2/15/2033                                                                                       159,928
           122,379   Freddie Mac REMICS
                      4.50%, 8/15/2033                                                                                       119,085
           107,637   Freddie Mac REMICS
                      5.00%, 9/15/2033                                                                                       106,508
           225,000   Freddie Mac REMICS
                      5.00%, 6/15/2034                                                                                       222,150
           120,000   Freddie Mac REMICS
                      4.50%, 3/15/2035                                                                                       116,422
            68,610   Freddie Mac REMICS
                      5.00%, 2/15/2036                                                                                        58,189
           200,768   GMAC Commercial Mortgage Securities, Inc.
                      3.34%, 5/10/2036                                                                                       191,821
            88,395   Government National Mortgage Association
                      5.00%, 3/20/2035                                                                                        77,084
           155,000   Greenwich Capital Commercial Funding Corp.
                      5.12%, 4/10/2037                                                                                       155,049
           210,000   LB-UBS Commercial Mortgage Trust (d)
                      3.90%, 12/15/2026                                                                                      207,970
            50,000   LB-UBS Commercial Mortgage Trust
                      4.89%, 9/15/2030                                                                                        49,736
           225,000   LB-UBS Commercial Mortgage Trust
                      5.10%, 11/15/2030                                                                                      225,053
            50,392   MASTR Alternative Loans Trust
                      4.50%, 7/25/2014                                                                                        49,599

3

COLUMBUS CORE FUND
SCHEDULE OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)


         Principal
           Amount                                                                                                             Value

            37,905   MASTR Asset Securitization Trust
                      4.75%, 1/25/2014                                                                             $          37,621
             7,794   MASTR Asset Securitization Trust (d)
                      4.00%, 12/25/2033                                                                                        7,758
            48,772   Merrill Lynch Mortgage Trust (d)
                      4.93%, 7/12/2034                                                                                        48,611
           110,103   Merrill Lynch Mortgage Trust
                      5.60%, 8/12/2043                                                                                       111,171
            75,290   Merrill Lynch/Countrywide Commercial Mortgage Trust
                      4.71%, 7/12/2046                                                                                        74,481
            71,079   Morgan Stanley Capital I
                      3.27%, 5/15/2040                                                                                        68,642
             8,671   Nomura Asset Acceptance Corp. (c) (d)
                      5.45%, 8/25/2035                                                                                         8,672
           188,331   Wachovia Bank Commercial Mortgage Trust - 144A (b)
                     4.24%, 10/15/2035 (Acquired Multiple Dates, Cost $183,537)                                              184,183
            94,243   Wachovia Bank Commercial Mortgage Trust
                      2.99%, 6/15/2035                                                                                        89,391
           191,932   Wells Fargo Mortgage Backed Securities Trust
                      5.50%, 3/25/2036                                                                                       192,072
                                                                                                                   -----------------

                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                       (Cost $5,190,160)                                                                                   5,206,703
                                                                                                                   -----------------

                     CORPORATE BONDS - 12.5%
            80,884   Alliance Pipeline US - 144A (b)
                     4.59%, 12/31/2025 (Acquired 4/27/2006, Cost $74,824)                                                     76,305
            46,214   American Airlines, Inc.
                      3.86%, 7/9/2010                                                                                         44,624
            50,000   Anadarko Petroleum Corp.
                      5.95%, 9/15/2016                                                                                        50,105
            50,000   Anadarko Petroleum Corp.
                      6.45%, 9/15/2036                                                                                        49,477
            30,000   Appalachian Power Co.
                      4.40%, 6/1/2010                                                                                         29,295
            30,000   Appalachian Power Co.
                      5.55%, 4/1/2011                                                                                         30,278
            55,000   AT&T Corp.
                      7.30%, 11/15/2011                                                                                       59,706
           127,793   Burlington Northern and Sante Fe Railway Co.
                      6.23%, 7/2/2018                                                                                        133,518
           133,167   Burlington Northern and Sante Fe Railway Co.
                      4.58%, 1/15/2021                                                                                       127,884
             8,996   Burlington Northern RR Co.
                      6.96%, 3/22/2009                                                                                         9,131
            35,000   CenterPoint Energy Resources Corp.
                      7.88%, 4/1/2013                                                                                         39,006
           120,000   Commonwealth Edison Co.
                      5.95%, 8/15/2016                                                                                       117,466
            69,000   Consumers Energy Co.
                      4.40%, 8/15/2009                                                                                        67,606

3

COLUMBUS CORE FUND
SCHEDULE OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)


         Principal
           Amount                                                                                                             Value

            75,000   COX Communications, Inc.
                      4.63%, 6/1/2013                                                                              $          71,755
            53,000   Credit Suisse/London - 144A (b)
                     7.90%, 5/29/2049 (Acquired Multiple Dates, Cost $53,501)                                                 53,100
            85,000   DaimlerChrysler NA Holdings Corp.
                      5.88%, 3/15/2011                                                                                        86,629
            55,000   Deutsche Telekom International Finance BV
                      8.25%, 6/15/2030                                                                                        68,126
            60,000   Duke Energy Ohio, Inc.
                      5.70%, 9/15/2012                                                                                        61,038
            78,000   Entergy Arkansas, Inc.
                      5.00%, 7/1/2018                                                                                         72,431
            43,000   Entergy Gulf States, Inc.
                      4.88%, 11/1/2011                                                                                        41,900
             5,000   Entergy Louisiana LLC
                      5.50%, 4/1/2019                                                                                          4,845
            65,000   European Investment Bank
                      4.88%, 2/15/2036                                                                                        61,200
            65,000   Florida Power Corp.
                      4.50%, 6/1/2010                                                                                         63,808
            32,159   FPL Energy Virginia - 144A (b)
                     7.52%, 6/30/2019 (Acquired 2/10/2006, Cost $34,550)                                                      34,873
            45,000   Gulfstream Natural Gas System LLC - 144A (b)
                     5.56%, 11/1/2015 (Acquired Multiple Dates, Cost $45,303)                                                 44,877
            15,000   Indianapolis Power & Light Co. - 144A (b)
                     6.30%, 7/1/2013 (Acquired 10/17/2006, Cost $15,549)                                                      15,641
            35,000   Indianapolis Power & Light Co. - 144A (b)
                     6.05%, 10/1/2036 (Acquired 10/02/2006, Cost $34,775)                                                     34,662
            50,000   Jackson National Life Global Funding - 144A (b)
                     5.13%, 2/10/2011 (Acquired 2/3/2006, Cost $49,959)                                                       49,896
            45,503   Kern River Funding Corp. - 144A (b)
                     4.89%, 4/30/2018 (Acquired Multiple Dates, Cost $44,266)                                                 44,011
            96,688   Kiowa Power Partners LLC - 144A (b)
                     4.81%, 12/30/2013 (Acquired Multiple Dates, Cost $95,818)                                                94,062
            84,000   New York Life Global Funding - 144A (b)
                     3.88%, 1/15/2009 (Acquired Multiple Dates, Cost $834,888)                                                82,200
           115,000   Northern Natural Gas - 144A (b)
                     5.38%, 10/31/2012 (Acquired 4/5/2006, Cost $114,189)                                                    115,853
            51,000   Pacific Life Global Funding - 144A (b)
                     3.75%, 1/15/2009 (Acquired Multiple Dates, Cost $50,565)                                                 49,956
            35,000   Pemex Finance Ltd.
                      9.69%, 8/15/2009                                                                                        36,901
            82,376   PF Export Receivables Master Trust - 144A (b)
                     3.75%, 6/1/2013 (Acquired Multiple Dates, Cost $79,831)                                                  77,714
            50,000   Pricoa Global Funding - 144A (b) (c) (d)
                     5.41%, 3/3/2009 (Acquired 3/1/2006, Cost $50,000)                                                        50,023
            71,000   Protective Life Secured Trusts
                      4.00%, 10/7/2009                                                                                        69,083
           121,000   Public Service Co. of Colorado
                      4.38%, 10/1/2008                                                                                       119,554
            80,000   Public Service Electric & Gas Co.
                      5.00%, 1/1/2013                                                                                         78,586




3

COLUMBUS CORE FUND
SCHEDULE OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)


         Principal
           Amount                                                                                                             Value

            65,000   Southern California Edison Co. (c) (d)
                      5.46%, 2/2/2009                                                                              $          65,115
            70,000   Southern Star Central Gas Pipeline, Inc. - 144A (b)
                     6.00%, 6/1/2016 (Acquired 4/6/2006, Cost $69,764)                                                        70,700
           110,000   Telecom Italia Capital SA
                      5.25%, 11/15/2013                                                                                      106,650
            38,000   Telefonos de Mexico SA de CV
                      4.50%, 11/19/2008                                                                                       37,532
            90,000   Texas Gas Transmission LLC
                      4.60%, 6/1/2015                                                                                         84,445
            55,000   Time Warner, Inc.
                      6.50%, 11/15/2036                                                                                       54,844
           101,820   Union Pacific Corp.
                      5.404%, 7/2/2025                                                                                       101,860
            55,000   Westar Energy, Inc.
                      6.00%, 7/1/2014                                                                                         56,586
                                                                                                                   -----------------

                     TOTAL CORPORATE BONDS
                       (Cost $3,015,215)                                                                                   2,994,857
                                                                                                                   -----------------

                       MORTGAGE BACKED SECURITIES - 50.6%
           325,000   Fannie Mae Pool 15 Yr April TBA (a)
                      5.50%, 4/1/2022                                                                                        325,711
           510,000   Fannie Mae Pool 15 Yr April TBA (a)
                      6.00%, 4/15/2022                                                                                       518,288
         2,025,000   Fannie Mae Pool 30 Yr April TBA (a)
                      5.00%, 4/1/2037                                                                                      1,956,024
         3,440,000   Fannie Mae Pool 30 Yr May TBA (a)
                      5.50%, 5/1/2037                                                                                      3,402,372
           790,000   Fannie Mae Pool 30 Yr May TBA (a)
                      6.50%, 5/1/2037                                                                                        805,554
         2,115,000   Fannie Mae Pool 30 Yr May TBA (a)
                      6.00%, 5/15/2037                                                                                     2,129,541
           129,252   Fannie Mae Pool
                      4.13%, 1/1/2010                                                                                        126,003
           366,000   Fannie Mae Pool
                      4.75%, 11/1/2012                                                                                       358,291
            29,542   Fannie Mae Pool
                      4.50%, 2/1/2013                                                                                         29,076
           123,222   Fannie Mae Pool
                      4.50%, 6/1/2013                                                                                        121,227
            35,394   Fannie Mae Pool
                      5.00%, 6/1/2013                                                                                         35,214
            61,543   Fannie Mae Pool
                      5.00%, 6/1/2013                                                                                         61,231
            59,400   Fannie Mae Pool
                      4.50%, 7/1/2013                                                                                         58,432
            80,462   Fannie Mae Pool
                      3.81%, 8/1/2013                                                                                         75,674
            61,519   Fannie Mae Pool
                      4.22%, 8/1/2013                                                                                         58,937


3

COLUMBUS CORE FUND
SCHEDULE OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)


         Principal
           Amount                                                                                                             Value


            32,660   Fannie Mae Pool
                      5.00%, 8/1/2013                                                                              $          32,495
            76,076   Fannie Mae Pool
                      4.00%, 9/1/2013                                                                                         73,919
            33,920   Fannie Mae Pool
                      4.50%, 10/1/2014                                                                                        33,313
           150,966   Fannie Mae Pool
                      5.00%, 2/1/2015                                                                                        150,273
            90,279   Fannie Mae Pool
                      5.50%, 3/1/2016                                                                                         90,674
            70,008   Fannie Mae Pool
                      5.00%, 4/1/2016                                                                                         69,582
            79,379   Fannie Mae Pool
                      5.50%, 4/1/2016                                                                                         79,814
           354,033   Fannie Mae Pool
                      5.00%, 12/1/2017                                                                                       349,115
            32,852   Fannie Mae Pool
                      4.50%, 6/1/2018                                                                                         31,800
           175,785   Fannie Mae Pool
                      4.50%, 9/1/2018                                                                                        170,647
           108,848   Fannie Mae Pool
                      4.50%, 6/1/2019                                                                                        105,364
            62,043   Fannie Mae Pool
                      7.00%, 9/1/2032                                                                                         64,009
            61,834   Fannie Mae Pool
                      4.55%, 10/1/2033                                                                                        55,964
            55,461   Freddie Mac Gold Pool
                      4.00%, 5/1/2014                                                                                         53,846
           140,889   Freddie Mac Gold Pool
                      5.00%, 10/1/2014                                                                                       140,381
           140,413   Freddie Mac Gold Pool
                      4.00%, 1/1/2015                                                                                        136,035
           110,974   Freddie Mac Gold Pool
                      5.00%, 3/1/2015                                                                                        110,592
           140,888   Freddie Mac Gold Pool
                      5.00%, 7/1/2015                                                                                        140,411
            29,316   Freddie Mac Gold Pool
                      5.00%, 7/1/2015                                                                                         29,215
            90,752   Freddie Mac Gold Pool
                      5.00%, 4/1/2016                                                                                         89,904
            66,671   Freddie Mac Gold Pool
                      4.00%, 5/1/2019                                                                                         63,053
            48,584   Freddie Mac Gold Pool
                      6.50%, 5/1/2035                                                                                         49,872
                                                                                                                   -----------------

                        TOTAL MORTGAGE BACKED SECURITIES
                       (Cost $12,237,007)                                                                                 12,181,853
                                                                                                                   -----------------

                     U.S. GOVERNMENT AGENCIES - 6.1%
           475,000   Fannie Mae (d)
                      5.25%, 10/30/2007                                                                                      475,009



3

COLUMBUS CORE FUND
SCHEDULE OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)


         Principal
           Amount                                                                                                             Value



           130,000   Federal Home Loan Bank System (d)
                      5.50%, 12/27/2007                                                                            $         130,293
           230,000   Federal Home Loan Bank System (d)
                      5.50%, 1/28/2008                                                                                       230,658
           100,000   Freddie Mac (d)
                      5.50%, 1/18/2008                                                                                       100,277
           520,000   Freddie Mac
                      4.75%, 3/5/2012                                                                                        517,737
                                                                                                                   -----------------

                     TOTAL U.S. GOVERNMENT AGENCIES
                       (Cost $1,455,565)                                                                                   1,453,974
                                                                                                                   -----------------

                     U.S. TREASURY BONDS & NOTES - 8.7% 400,000 United States
           Treasury Note/Bond
                      4.88%, 8/15/2016                                                                                       406,343
           470,000   United States Treasury Note/Bond
                      4.63%, 11/15/2016                                                                                      468,623
           105,000   United States Treasury Note/Bond
                      4.63%, 2/15/2017                                                                                       104,787
           925,000   United States Treasury Note/Bond
                      5.25%, 2/15/2029                                                                                       965,685
           145,000   United States Treasury Note/Bond
                      4.75%, 2/15/2037                                                                                       142,734
                                                                                                                   -----------------

                     TOTAL U.S. TREASURY BONDS & NOTES
                       (Cost $2,099,191)                                                                                   2,088,172
                                                                                                                   -----------------

                     REPURCHASE AGREEMENTS - 17.1%
         4,118,000   Agreement with UMB Bank, N.A., 5.0%, dated 3/30/2007, to
                     be repurchased at $4,119,716 on 4/2/2007, collateralized
                     by one U.S. Government Agency Obligation maturing 6/15/2009,
                     with a market value of $4,200,833.                                                                    4,118,000
                                                                                                                   -----------------

                     TOTAL REPURCHASE AGREEMENTS
                       (Cost $4,118,000)                                                                                   4,118,000
                                                                                                                   -----------------

                     SHORT-TERM INVESTMENT - 10.2%
           820,000   Fannie Mae Discount Notes (d)
                      5.14%, 5/23/2007                                                                                       813,994
           825,000   Fannie Mae Discount Notes (d)
                      5.09%, 6/27/2007                                                                                       814,985
           815,000   United States Treasury Bill (d)
                      4.83%, 4/26/2007                                                                                       812,306
                                                                                                                   -----------------

                     TOTAL SHORT-TERM INVESTMENT
                       (Cost $2,441,285)                                                                                   2,441,285

                                                                                                                   -----------------

                     TOTAL INVESTMENTS - 140.3%
                       (COST $33,787,043)                                                                                 33,714,241
                     LIABILITIES LESS OTHER ASSETS - (40.3) %                                                            (9,689,064)
                                                                                                                   -----------------

                     NET ASSETS - 100.0%                                                                                 $24,025,177
                                                                                                                   =================



COLUMBUS CORE FUND
SCHEDULE OF INVESTMENTS - AS OF MARCH 31, 2007 (UNAUDITED)


(a) When-issued security
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of securities amounted to $1,145,184 (4.8% of net assets) as of 3/31/2007. These securities have been determined to be illiquid under guidelines established by the Board of Directors.
(c) Variable Rate Securities
(d) Security marked as segregated to cover when-issued security.

         See notes to financial statements.


SWAP CONTRACTS                                                                                Underlying          Unrealized
                                                                          Expiration           Notional         Appreciation/
                                                                             Date            Value (USD)        (Depreciation)
                                                                      ------------------- ------------------- -------------------
Credit default contract with Goldman Sachs, Fund receives 0.40%          12/20/2011           300,000              (828)
times the notional amount of $1,733,000, divided into four quarterly payments. In the event of default of any debt security included in the Dow
Jones CDX NA IG Series 7 Index, the Fund pays the percentage of the
Index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Credit default contract with JP Morgan Chase Bank N.A., Fund pays         3/20/2012             60,000              (166)
quarterly payment of 0.03% (0.12% per annum) times the notional amount of $345,000.
Upon a default of AT&T Corp. 7.3%, 11/15/2011, Fund delivers respective security and receives notional amount.

Credit default contract with JP Morgan Chase Bank N.A., Fund pays         3/20/2012             60,000               285
quarterly payment of 0.425% (0.17% per annum) times the notional amount of $345,000.
Upon a default of Comcast Cable Communications, LLC 7.125%, 6/15/2013, Fund
delivers respective security and receives notional amount.

Credit default contract with JP Morgan Chase Bank N.A., Fund pays         3/20/2012             60,000              1,695
quarterly payment of 0.0575% (0.23% per annum) times the notional amount of $345,000.
Upon a default of Cox Communications, Inc. 6.8%, 8/1/2028, Fund delivers respective security and receives notional amount.

Credit default contract with JP Morgan Chase Bank N.A., Fund pays         3/20/2012             60,000               716
quarterly payment of 0.02% (0.08% per annum) times the notional amount of $345,000.
Upon a default of The Walt Disney Company 6.375%, 3/1/2012, Fund delivers respective security and receives notional amount.

Credit default contract with JP Morgan Chase Bank N.A., Fund pays         3/20/2012             60,000              2,598
quarterly payment of 0.0975% (0.39% per annum) times the notional amount of $345,000.
Upon a default of Sprint Nextel Corp. 8.375%, 3/15/2012, Fund delivers respective security and receives notional amount.



SWAP CONTRACTS                                                                                Underlying          Unrealized
                                                                          Expiration           Notional         Appreciation/
                                                                             Date            Value (USD)        (Depreciation)
                                                                      ------------------- ------------------- -------------------
Credit default contract with JP Morgan Chase Bank N.A., Fund pays         3/20/2012             60,000               419
quarterly payment of 0.04% (0.16% per annum) times the notional amount of $345,000.
Upon a default of News America, Inc. 7.25%, 5/18/2018, Fund
delivers respective security and receives notional amount.

Credit default contract with JP Morgan Chase Bank N.A., Fund pays         3/20/2012             60,000               982
quarterly payment of 0.05% (0.20% per annum) times the notional amount of $345,000.
Upon a default of Time Warner, Inc. 6.875%, 5/1/2012, Fund delivers respective security and receives notional amount.

Credit default contract with JP Morgan Chase Bank N.A., Fund pays         3/20/2012             60,000              (498)
quarterly payment of 0.0475% (0.19% per annum) times the notional amount of $345,000.
Upon a default of Verizon Communications, Inc. 4.9%, 9/15/2015,
Fund delivers respective security and receives notional amount.


Columbus Core Plus Fund
Schedule of Investments - As of March 31, 2007 (Unaudited)



         Principal
           Amount                                                                                                             Value

                         Asset Backed Securities - 13.2%
           650,000   American Express Credit Account Master Trust (c) (d)
                      5.32%, 1/18/2011                                                                           $           649,227
           295,000   American Express Credit Account Master Trust (c) (d)
                      5.32%, 3/15/2011                                                                                       294,573
           410,000   Bank One Issuance Trust (c) (d)
                      5.43%, 1/15/2010                                                                                       410,066
         1,055,000   Bank One Issuance Trust (c) (d)
                      5.36%, 2/16/2010                                                                                     1,055,131
           915,000   Bank One Issuance Trust (c) (d)
                      5.44%, 6/15/2010                                                                                       915,693
           740,000   Bank One Issuance Trust (c) (d)
                      5.43%, 12/15/2010                                                                                      740,986
           470,000   Capital One Auto Finance Trust (d)
                      5.33%, 5/17/2010                                                                                       470,367
         1,360,000   Capital One Multi-Asset Execution Trust (c) (d)
                      5.39%, 4/15/2010                                                                                     1,360,167
           559,893   Carmax Auto Owner Trust (d)
                      5.29%, 6/15/2009                                                                                       559,943
         1,645,000   Chase Credit Card Master Trust (c) (d)
                      5.36%, 9/15/2009                                                                                     1,645,100
           420,000   Chase Issuance Trust (c) (d)
                      5.33%, 12/15/2010                                                                                      420,128
           266,787   CNH Equipment Trust (d)
                      5.39%, 10/5/2007                                                                                       266,811
           485,000   Discover Card Master Trust I (c) (d)
                      5.43%, 5/15/2007                                                                                       485,069
         1,530,000   Discover Card Master Trust I (c) (d)
                      5.45%, 2/15/2008                                                                                     1,531,994
           755,000   Discover Card Master Trust I (c) (d)
                      5.53%, 12/15/2009                                                                                      755,304
           740,000   Ford Credit Auto Owner Trust (d)
                      5.42%, 7/15/2009                                                                                       740,437
         1,160,000   GS Auto Loan Trust (d)
                      5.47%, 2/15/2009                                                                                     1,160,734
           275,000   Hertz Vehicle Financing LLC - 144A (b)
                     5.08%, 11/25/2011 (Acquired Multiple Dates, Cost $275,002)                                              274,643
           369,138   Household Automotive Trust (d)
                      5.33%, 2/17/2008                                                                                       369,110
               313   Mego Mortgage Home Loan Trust
                      7.275%, 8/25/2017                                                                                          312
           244,795   Mid-State Trust
                      4.86%, 7/15/2038                                                                                       234,716
         1,805,000   SLM Student Loan Trust (c) (d)
                      5.33%, 4/25/2012                                                                                     1,805,575
           625,000   Target Credit Card Master Trust (c) (d)
                      5.47%, 6/27/2011                                                                                       625,121
           191,194   USAA Auto Owner Trust (d)
                      5.34%, 12/13/2007                                                                                      191,211
            79,436   USAA Auto Owner Trust (d)
                      5.03%, 11/17/2008                                                                                       79,400

Columbus Core Plus Fund
Schedule of Investments - As of March 31, 2007 (Unaudited)



         Principal
           Amount                                                                                                             Value


         1,260,000   USAA Auto Owner Trust (d)
                      5.47%, 4/15/2009                                                                             $       1,260,866
            74,422   Volkswagen Auto Lease Trust (d)
                      5.52%, 8/20/2007                                                                                        74,430
                                                                                                                   -----------------
                     Total Asset Backed Securities
                       (Cost $18,373,507)                                                                                 18,377,114
                                                                                                                   -----------------
                     Collateralized Mortgage Obligations - 20.3%
           865,000   Banc of America Commercial Mortgage, Inc.
                      4.05%, 11/10/2038                                                                                      838,577
         1,260,000   Banc of America Commercial Mortgage, Inc.
                      5.00%, 10/10/2045                                                                                    1,255,038
           440,000   Banc of America Commercial Mortgage, Inc.
                      5.17%, 9/10/2047                                                                                       440,792
           365,472   Banc of America Commercial Mortgage, Inc.
                      5.226%, 10/10/2045                                                                                     366,251
         1,154,009   Commercial Mortgage Pass Through Certificates
                      3.25%, 6/10/2038                                                                                     1,098,957
           190,283   CS First Boston Mortgage Securities Corp.
                      5.00%, 9/25/2015                                                                                       189,606
            49,144   CS First Boston Mortgage Securities Corp. (d)
                      7.00%, 2/25/2033                                                                                        49,113
           390,557   CS First Boston Mortgage Securities Corp. (d)
                      2.08%, 5/15/2038                                                                                       382,554
           358,107   Fannie Mae Grantor Trust
                      7.00%, 11/25/2043                                                                                      370,357
           119,627   Fannie Mae REMICS (d)
                      3.50%, 4/25/2011                                                                                       118,971
           123,031   Fannie Mae REMICS (d)
                      3.50%, 4/25/2011                                                                                       122,333
           101,624   Fannie Mae REMICS (d)
                      5.00%, 11/25/2012                                                                                      101,234
         1,394,639   Fannie Mae REMICS
                      4.00%, 8/25/2018                                                                                     1,351,543
         1,230,092   Fannie Mae REMICS
                      4.25%, 4/25/2019                                                                                     1,195,390
           187,752   Fannie Mae REMICS (d)
                      3.50%, 10/25/2021                                                                                      185,938
            10,000   Fannie Mae REMICS
                      5.50%, 1/25/2024                                                                                        10,033
         1,436,489   Fannie Mae REMICS
                      4.50%, 8/25/2026                                                                                     1,418,640
           677,776   Fannie Mae REMICS
                      4.50%, 3/25/2033                                                                                       658,390
            53,276   Fannie Mae REMICS
                      5.00%, 3/25/2034                                                                                        52,749
           212,652   Fannie Mae Whole Loan (d)
                      5.50%, 11/25/2033                                                                                      211,484
           328,210   Fannie Mae-Aces (d)
                      6.25%, 1/25/2008                                                                                       328,369
         1,996,501   Freddie Mac Reference REMIC
                      4.38%, 4/15/2015                                                                                     1,958,682


Columbus Core Plus Fund
Schedule of Investments - As of March 31, 2007 (Unaudited)



         Principal
           Amount                                                                                                             Value


           306,974   Freddie Mac REMICS (d)
                      5.00%, 6/15/2015                                                                             $         305,543
            77,073   Freddie Mac REMICS (d)
                      4.50%, 3/15/2016                                                                                        76,426
           546,754   Freddie Mac REMICS
                      4.00%, 8/15/2017                                                                                       530,246
           112,565   Freddie Mac REMICS (d)
                      4.50%, 2/15/2020                                                                                       112,140
           157,141   Freddie Mac REMICS (d)
                      5.50%, 12/15/2020                                                                                      156,860
           288,559   Freddie Mac REMICS (d)
                      3.50%, 11/15/2022                                                                                      284,055
           151,424   Freddie Mac REMICS (d)
                      3.50%, 1/15/2023                                                                                       150,179
            43,544   Freddie Mac REMICS (d)
                      4.50%, 5/15/2026                                                                                        43,397
           262,039   Freddie Mac REMICS
                      5.50%, 5/15/2026                                                                                       262,182
           329,905   Freddie Mac REMICS
                      4.50%, 11/15/2028                                                                                      323,679
           204,879   Freddie Mac REMICS
                      4.50%, 9/15/2029                                                                                       200,253
           425,000   Freddie Mac REMICS
                      5.00%, 12/15/2031                                                                                      413,666
           886,912   Freddie Mac REMICS
                      4.50%, 2/15/2033                                                                                       863,612
           654,256   Freddie Mac REMICS
                      4.50%, 8/15/2033                                                                                       636,644
           582,219   Freddie Mac REMICS
                      5.00%, 9/15/2033                                                                                       576,112
         1,305,000   Freddie Mac REMICS
                      5.00%, 6/15/2034                                                                                     1,288,472
           700,000   Freddie Mac REMICS
                      4.50%, 3/15/2035                                                                                       679,127
           374,717   Freddie Mac REMICS
                      5.00%, 2/15/2036                                                                                       317,801
           875,572   GMAC Commercial Mortgage Securities, Inc.
                      3.34%, 5/10/2036                                                                                       836,551
           491,699   Government National Mortgage Association
                      5.00%, 3/20/2035                                                                                       428,780
           800,000   Greenwich Capital Commercial Funding Corp.
                      5.12%, 4/10/2037                                                                                       800,253
           275,000   LB-UBS Commercial Mortgage Trust
                      4.89%, 9/15/2030                                                                                       273,548
         1,220,000   LB-UBS Commercial Mortgage Trust
                      5.10%, 11/15/2030                                                                                    1,220,287
           220,766   MASTR Alternative Loans Trust
                      4.50%, 7/25/2014                                                                                       217,293
           184,470   MASTR Asset Securitization Trust
                      4.75%, 1/25/2014                                                                                       183,088
            31,176   MASTR Asset Securitization Trust (d)
                      4.00%, 12/25/2033                                                                                       31,033


Columbus Core Plus Fund
Schedule of Investments - As of March 31, 2007 (Unaudited)



         Principal
           Amount                                                                                                             Value


           292,634   Merrill Lynch Mortgage Trust (d)
                      4.93%, 7/12/2034                                                                             $         291,667
           642,265   Merrill Lynch Mortgage Trust
                      5.60%, 8/12/2043                                                                                       648,499
           442,326   Merrill Lynch/Countrywide Commercial Mortgage Trust
                      4.71%, 7/12/2046                                                                                       437,577
           310,355   Morgan Stanley Capital I
                      3.27%, 5/15/2040                                                                                       299,714
            47,148   Nomura Asset Acceptance Corp. (c) (d)
                      5.45%, 8/25/2035                                                                                        47,155
           479,253   Wachovia Bank Commercial Mortgage Trust
                      2.99%, 6/15/2035                                                                                       454,576
         1,067,207   Wachovia Bank Commercial Mortgage Trust - 144A (b)
                     4.24%, 10/15/2035 (Acquired Multiple Dates, Cost $1,040,133)                                          1,043,704
         1,094,275   Wells Fargo Mortgage Backed Securities Trust
                      5.50%, 3/25/2036                                                                                     1,095,071
                                                                                                                   -----------------
                     Total Collateralized Mortgage Obligations
                       (Cost $28,078,053)                                                                                 28,234,191
                                                                                                                   -----------------
                     Corporate Bonds - 13.0% 112,000 Abitibi-Consolidated, Inc.
                      8.50%, 8/1/2029                                                                                         97,440
           114,846   AES Eastern Energy LP
                      9.00%, 1/2/2017                                                                                        127,767
           170,000   Albertson's Inc.
                      8.00%, 5/1/2031                                                                                        173,260
            38,313   Alliance Pipeline US - 144A (b)
                     4.59%, 12/31/2025 (Acquired Multiple Dates, Cost $35,429)                                                36,144
           290,000   Anadarko Petroleum Corp.
                      5.95%, 9/15/2016                                                                                       290,611
           290,000   Anadarko Petroleum Corp.
                      6.45%, 9/15/2036                                                                                       286,969
           145,000   Appalachian Power Co.
                      4.40%, 6/1/2010                                                                                        141,595
           165,000   Appalachian Power Co.
                      5.55%, 4/1/2011                                                                                        166,531
                               355,000 AT&T Corp.
                      7.30%, 11/15/2011                                                                                      385,372
           281,124   Borger Energy Associates LP / Borger Funding Corp. - 144A (b)
                     7.26%, 12/31/2022 (Acquired Multiple Dates, Cost $271,435)                                              275,052
           159,319   Burlington Northern Sante Fe Corp.
                      4.83%, 1/15/2023                                                                                       151,041
           205,000   CenterPoint Energy Resources Corp.
                      7.88%, 4/1/2013                                                                                        228,462
           700,000   Commonwealth Edison Co.
                      5.95%, 8/15/2016                                                                                       685,220
           133,000   Consumers Energy Co.
                      4.40%, 8/15/2009                                                                                       130,314
           455,000   COX Communications, Inc.
                      4.63%, 6/1/2013                                                                                        435,314

Columbus Core Plus Fund
Schedule of Investments - As of March 31, 2007 (Unaudited)



         Principal
           Amount                                                                                                             Value

           330,000   CPG Partners LP
                      3.50%, 3/15/2009                                                                             $         319,807
           126,000   Credit Suisse/London - 144A (b)
                     7.90%, 5/29/2049 (Acquired Multiple Dates, Cost $129,413)                                               126,238
           470,000   DaimlerChrysler NA Holdings Corp.
                      5.88%, 3/15/2011                                                                                       479,007
           305,000   Deutsche Telekom International Finance BV
                      8.25%, 6/15/2030                                                                                       377,791
           365,000   Duke Energy Ohio, Inc.
                      5.70%, 9/15/2012                                                                                       371,317
           252,127   Edison Mission Energy Funding - 144A (b)
                     7.33%, 9/15/2008 (Acquired 7/12/2005, Cost $254,991)                                                    252,757
           340,000   Embarq Corp.
                     8.00%, 6/1/2036                                                                                         351,088
           334,000   Entergy Gulf States, Inc.
                      4.88%, 11/1/2011                                                                                       325,455
           124,000   Entergy Louisiana LLC
                      5.50%, 4/1/2019                                                                                        120,168
           350,000   European Investment Bank
                      4.88%, 2/15/2036                                                                                       329,540
           335,000   Florida Power Corp.
                      4.50%, 6/1/2010                                                                                        328,859
           144,638   Ford Motor Co. (c)
                      8.36%, 12/15/2013                                                                                      145,361
           895,000   Ford Motor Credit Co.
                      5.70%, 1/15/2010                                                                                       856,757
           600,000   General Motors Corp. (c)
                      7.74%, 11/29/2013                                                                                      603,000
           360,000   General Motors Corp.
                      8.38%, 7/15/2033                                                                                       323,100
           255,000   Georgia Gulf Corp. - 144A (b)
                     9.50%, 10/15/2014 (Acquired Multiple Dates, Cost $253,921)                                              244,800
           270,000   Gulfstream Natural Gas System LLC - 144A (b)
                     5.56%, 11/1/2015 (Acquired Multiple Dates, Cost $267,828)                                               269,259
           205,000   HCA, Inc. (c)
                      7.62%, 11/17/2013                                                                                      206,794
           387,000   Homer City Funding LLC
                      8.14%, 10/1/2019                                                                                       420,863
           100,000   Indianapolis Power & Light Co. - 144A (b)
                     6.30%, 7/1/2013 (Acquired 10/17/2006, Cost $103,453)                                                    104,275
           210,000   Indianapolis Power & Light Co. - 144A (b)
                     6.05%, 10/1/2036 (Acquired 10/02/2006, Cost $208,652)                                                   207,974
           150,000   International Lease Finance Corp.
                      5.75%, 6/15/2011                                                                                       153,695
           235,000   Jackson National Life Global Funding - 144A (b)
                     5.13%, 2/10/2011 (Acquired 2/3/2006, Cost $234,805)                                                     234,512
           252,337   Kern River - 144A (b)
                     4.89%, 4/30/2018 (Acquired Multiple Dates, Cost $243,850)                                               244,063
           345,000   Kinder Morgan, Inc.
                      6.50%, 9/1/2012                                                                                        351,887
           252,555   Kiowa Power Partners LLC - 144A (b)
                     4.81%, 12/30/2013 (Acquired Multiple Dates, Cost $249,501)                                              245,695


Columbus Core Plus Fund
Schedule of Investments - As of March 31, 2007 (Unaudited)



         Principal
           Amount                                                                                                             Value


           160,130   Midwest Generation LLC
                      8.30%, 7/2/2009                                                                              $         164,450
            37,566   Midwest Generation LLC
                      8.56%, 1/2/2016                                                                                         41,088
           387,000   New York Life Global Funding - 144A (b)
                     3.88%, 1/15/2009 (Acquired Multiple Dates, Cost $384,071)                                               378,707
           120,000   Pacific Life Global Funding - 144A (b)
                     3.75%, 1/15/2009 (Acquired Multiple Dates, Cost $119,172)                                               117,544
            47,000   Pemex Finance Ltd.
                      9.69%, 8/15/2009                                                                                        49,553
           270,000   Pioneer Natural Resources Co.
                      6.65%, 3/15/2017                                                                                       267,092
           230,000   Pricoa Global Funding - 144A (b) (c) (d)
                     5.41%, 3/3/2009 (Acquired 3/1/2006, Cost $230,000)                                                      230,107
           155,000   Protective Life Secured Trusts
                      4.00%, 10/7/2009                                                                                       150,815
           502,000   Public Service Co. of Colorado
                      4.38%, 10/1/2008                                                                                       496,000
           150,000   Public Service Electric & Gas Co.
                      5.00%, 1/1/2013                                                                                        147,349
           310,000   Sabine Pass LNG LP - 144A (b)
                     7.25%, 11/30/2013 (Acquired 3/1/2006, Cost $310,000)                                                    312,325
           163,701   Sithe/Independence Funding Corp.
                      8.50%, 6/30/2007                                                                                       164,324
           360,000   Southern California Edison Co. (c) (d)
                      5.46%, 2/2/2009                                                                                        360,636
           175,000   Southern Natural Gas Co. - 144A (b)
                     5.90%, 4/1/2017 (Acquired 3/14/07, Cost $174,710)                                                       174,999
           245,000   Southern Star Central Gas Pipeline, Inc. - 144A (b)
                     6.00%, 6/1/2016 (Acquired Multiple Dates, Cost $243,182)                                                247,450
           250,000   Supervalu, Inc.
                      7.50%, 11/15/2014                                                                                      260,625
           630,000   Telecom Italia Capital SA
                      5.25%, 11/15/2013                                                                                      610,811
           162,000   Telefonos de Mexico SA de CV
                      4.50%, 11/19/2008                                                                                      160,003
           295,000   Tennessee Gas Pipeline Co.
                     7.50%, 4/1/2017                                                                                         329,069
           190,000   Texas Gas Transmission LLC
                      4.60%, 6/1/2015                                                                                        178,272
           315,000   Time Warner, Inc.
                      6.50%, 11/15/2036                                                                                      314,108
           360,000   Transcontinental Gas Pipe Line Corp.
                      6.40%, 4/15/2016                                                                                       371,250
           240,000   Union Pacific Railroad Co.
                      5.87%, 7/2/2030                                                                                        248,491
           285,000   Westar Energy, Inc.
                      6.00%, 7/1/2014                                                                                        293,218
           373,126   Windsor Financing LLC - 144A (b)
                     5.88%, 7/15/2017 (Acquired Multiple Dates, Cost $370,535)                                               374,279
                                                                                                                   -----------------


Columbus Core Plus Fund
Schedule of Investments - As of March 31, 2007 (Unaudited)



         Principal
           Amount                                                                                                             Value


                     Total Corporate Bonds
                       (Cost $18,031,520)                                                                          $      18,047,719
                                                                                                                   -----------------

                       Mortgage Backed Securities - 47.0%
         2,130,000   Fannie Mae Pool 15 Yr April TBA (a)
                      5.50%, 4/1/2022                                                                                      2,134,660
         2,935,000   Fannie Mae Pool 15 Yr April TBA (a)
                      6.00%, 4/15/2022                                                                                     2,982,694
        11,740,000   Fannie Mae Pool 30 Yr April TBA (a)
                      5.00%, 4/1/2037                                                                                     11,340,112
        19,890,000   Fannie Mae Pool 30 Yr May TBA (a)
                      5.50%, 5/1/2037                                                                                     19,672,443
         4,570,000   Fannie Mae Pool 30 Yr May TBA (a)
                      6.50%, 5/1/2037                                                                                      4,659,974
        12,245,000   Fannie Mae Pool 30 Yr May TBA (a)
                      6.00%, 5/15/2037                                                                                    12,329,184
           555,590   Fannie Mae Pool
                      4.13%, 1/1/2010                                                                                        541,626
           125,118   Fannie Mae Pool
                      4.50%, 2/1/2013                                                                                        123,145
           654,824   Fannie Mae Pool
                      4.50%, 6/1/2013                                                                                        644,221
           190,996   Fannie Mae Pool
                      5.00%, 6/1/2013                                                                                        190,029
           155,017   Fannie Mae Pool
                      5.00%, 6/1/2013                                                                                        154,228
           223,960   Fannie Mae Pool
                      4.50%, 7/1/2013                                                                                        220,308
           361,163   Fannie Mae Pool
                      3.81%, 8/1/2013                                                                                        339,672
           359,648   Fannie Mae Pool
                      4.22%, 8/1/2013                                                                                        344,556
            95,403   Fannie Mae Pool
                      5.00%, 8/1/2013                                                                                         94,918
           499,566   Fannie Mae Pool
                      4.00%, 9/1/2013                                                                                        485,400
           175,769   Fannie Mae Pool
                      4.50%, 10/1/2014                                                                                       172,623
           708,885   Fannie Mae Pool
                      5.00%, 2/1/2015                                                                                        705,629
           393,793   Fannie Mae Pool
                      5.00%, 4/1/2016                                                                                        391,399
           421,962   Fannie Mae Pool
                      5.50%, 4/1/2016                                                                                        424,275
         1,855,818   Fannie Mae Pool
                      5.00%, 12/1/2017                                                                                     1,830,041
           180,684   Fannie Mae Pool
                      4.50%, 6/1/2018                                                                                        174,900
           852,110   Fannie Mae Pool
                      4.50%, 9/1/2018                                                                                        827,203
           578,258   Fannie Mae Pool
                      4.50%, 6/1/2019                                                                                        559,745


Columbus Core Plus Fund
Schedule of Investments - As of March 31, 2007 (Unaudited)



         Principal
           Amount                                                                                                             Value


             6,956   Fannie Mae Pool
                      6.50%, 6/1/2028                                                                              $           7,177
               545   Fannie Mae Pool
                      6.50%, 11/1/2028                                                                                           562
             7,881   Fannie Mae Pool
                      6.50%, 11/1/2028                                                                                         8,131
             3,525   Fannie Mae Pool
                      6.50%, 11/1/2028                                                                                         3,637
            10,240   Fannie Mae Pool
                      6.50%, 11/1/2028                                                                                        10,565
             4,235   Fannie Mae Pool
                      6.50%, 3/1/2029                                                                                          4,367
           330,128   Fannie Mae Pool
                      7.00%, 9/1/2032                                                                                        340,590
            31,784   Freddie Mac Gold Pool
                      5.00%, 11/1/2009                                                                                        31,765
           471,420   Freddie Mac Gold Pool
                      4.00%, 5/1/2014                                                                                        457,695
           753,754   Freddie Mac Gold Pool
                      5.00%, 10/1/2014                                                                                       751,040
           474,721   Freddie Mac Gold Pool
                      5.00%, 3/1/2015                                                                                        473,090
           157,574   Freddie Mac Gold Pool
                      5.00%, 7/1/2015                                                                                        157,030
           746,707   Freddie Mac Gold Pool
                      5.00%, 7/1/2015                                                                                        744,176
           482,635   Freddie Mac Gold Pool
                      5.00%, 4/1/2016                                                                                        478,128
           359,282   Freddie Mac Gold Pool
                      4.00%, 5/1/2019                                                                                        339,785
           246,389   Freddie Mac Gold Pool
                      6.50%, 5/1/2035                                                                                        252,923
                                 193 Ginnie Mae
                      8.25%, 7/15/2007                                                                                           194
                                1,623 Ginnie Mae
                      9.50%, 10/15/2009                                                                                        1,683
                                                                                                                   -----------------

                        Total Mortgage Backed Securities
                       (Cost $65,628,838)                                                                                 65,405,523
                                                                                                                   -----------------

                     U.S. Government Agencies - 5.9%
         2,735,000   Fannie Mae (d)
                      5.25%, 10/30/2007                                                                                    2,735,049
           760,000   Federal Home Loan Bank System (d)
                      5.50%, 12/27/2007                                                                                      761,712
         1,330,000   Federal Home Loan Bank System (d)
                      5.50%, 1/28/2008                                                                                     1,333,802
           395,000   Freddie Mac (d)
                      5.50%, 1/18/2008                                                                                       396,093
         3,010,000   Freddie Mac
                      4.75%, 3/5/2012                                                                                      2,996,908
                                                                                                                   -----------------


Columbus Core Plus Fund
Schedule of Investments - As of March 31, 2007 (Unaudited)



         Principal
           Amount                                                                                                             Value


                     Total U.S. Government Agencies
                       (Cost $8,232,974)                                                                           $       8,223,564
                                                                                                                   -----------------

                       U.S. Treasury Bonds & Notes - 10.9%
         2,375,000   United States Treasury Note/Bond
                      3.38%, 12/15/2008                                                                                    2,325,087
         1,050,000   United States Treasury Note/Bond
                      4.25%, 8/15/2015                                                                                     1,021,904
         2,305,000   United States Treasury Note/Bond
                      4.88%, 8/15/2016                                                                                     2,341,555
         2,660,000   United States Treasury Note/Bond
                      4.63%, 11/15/2016                                                                                    2,652,206
           315,000   United States Treasury Note/Bond
                      4.63%, 2/15/2017                                                                                       314,360
         5,395,000   United States Treasury Note/Bond
                      5.25%, 2/15/2029                                                                                     5,632,294
           840,000   United States Treasury Note/Bond
                      4.75%, 2/15/2037                                                                                       826,875
                                                                                                                   -----------------

                        Total U.S. Treasury Bonds & Notes
                       (Cost $15,159,706)                                                                                 15,114,281
                                                                                                                   -----------------

                     Repurchase Agreements - 20.1%
        28,020,000   Agreement with UMB Bank, N.A., 5.0%, dated 3/30/2007, to
                     be repurchased at $28,031,675 on 4/2/2007, collateralized
                     by one U.S. Government Agency Obligation maturing 6/15/2009,
                     with a market value of $28,581,210. 5.00%, 4/2/2007                                                  28,020,000
                                                                                                                   -----------------

                     Total Repurchase Agreements
                       (Cost $28,020,000)                                                                                 28,020,000
                                                                                                                   -----------------

                     Short-term Investment - 10.1%
         4,740,000   Fannie Mae Discount Notes (d)
                      5.14%, 5/23/2007                                                                                     4,705,280
         4,770,000   Fannie Mae Discount Notes (d)
                      5.09%, 6/27/2007                                                                                     4,712,096
            18,131   UMB Bank Money Market Fiduciary (d)
                      3.68%, 4/4/2007                                                                                         18,131
         4,690,000   United States Treasury Bill (d)
                      4.83%, 4/26/2007                                                                                     4,674,497
                                                                                                                   -----------------

                     Total Short-term Investment
                       (Cost $14,110,004)                                                                                 14,110,004
                                                                                                                   -----------------


                     Total Investments - 140.5%
                       (Cost $195,634,602)                                                                               195,532,396
                     Liabilities less Other Assets - (40.5) %                                                           (56,359,708)
                                                                                                                   -----------------

                     Net Assets - 100.0%                                                                                $139,172,688
                                                                                                                   =================





Columbus Core Plus Fund
Schedule of Investments - As of March 31, 2007 (Unaudited)

(a) When-issued security
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of securities amounted to $5,394,527 (3.9% of net assets) as of 3/31/2007. These securities have been determined to be illiquid under guidelines established by the Board of Directors.
(c) Variable Rate Securities
(d) Security marked as segregated to cover when-issued security.

         See notes to financial statements.


SWAP CONTRACTS                                                                                Underlying          Unrealized
                                                                          Expiration           Notional         Appreciation/
                                                                             Date            Value (USD)        (Depreciation)
                                                                      ------------------- ------------------- -------------------
Credit default contract with JP Morgan Chase Bank N.A., Fund              3/20/2011            550,000              34,483
receives quarterly payment of 1.2875% (5.15% per annum)
times the notional amount of $550,000.
Upon a default of Ford Motor Credit Co. 7.00%, 10/01/2013, Fund pays notional amount and takes delivery of respective security.

Credit default contract with Goldman Sachs, Fund receives 3.25%          12/20/2011          1,400,000             21,642
times the notional amount of $1,400,000, divided into four quarterly payments. In the event of default of any debt security included in the Dow
Jones CDX NA HY Series 7 Index, the Fund pays the percentage of the
Index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

 Credit default contract with Goldman Sachs, Fund receives 0.40%         12/20/2011          1,733,000            (4,782)
times the notional amount of $1,733,000, divided into four quarterly payments. In the event of default of any debt security included in the Dow
Jones CDX NA IG Series 7 Index, the Fund pays the percentage of the
Index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Credit default contract with JP Morgan Chase Bank N.A., Fund              12/20/2011           530,000              15,787
receives quarterly payment of 1.7125% (6.85% per annum) times the notional amount of $530,000. Upon a default of Ford Motor
Co. 7.45%, 7/16/2031, Fund pays notional amount and takes delivery of respective security.

Credit default contract with JP Morgan Chase Bank N.A., Fund pays         12/20/2011           530,000             (27,636)
quarterly payment of 1.4625% (5.85% per annum) times the notional amount of $530,000.
Upon a default of General Motors Corp. 7.125%, 7/15/2013, Fund delivers respective security and receives notional amount.

Credit default contract with JP Morgan Chase Bank N.A., Fund pays         3/20/2012            345,000              (166)
quarterly payment of 0.03% (0.12% per annum) times the notional amount of $345,000.
Upon a default of AT&T Corp. 7.3%, 11/15/2011, Fund delivers respective security and receives notional amount.




SWAP CONTRACTS                                                                                Underlying          Unrealized
                                                                          Expiration           Notional         Appreciation/
                                                                             Date            Value (USD)        (Depreciation)
                                                                      ------------------- ------------------- -------------------
Credit default contract with JP Morgan Chase Bank N.A., Fund pays         3/20/2012            345,000               285
quarterly payment of 0.425% (0.17% per annum) times the notional amount of $345,000.
Upon a default of Comcast Cable Communications, LLC 7.125%, 6/15/2013, Fund
delivers respective security and receives notional amount.

Credit default contract with JP Morgan Chase Bank N.A., Fund pays         3/20/2012            345,000              1,695
quarterly payment of 0.0575% (0.23% per annum) times the notional amount of $345,000.
Upon a default of Cox Communications, Inc. 6.8%, 8/1/2028, Fund delivers respective security and receives notional amount.

Credit default contract with JP Morgan Chase Bank N.A., Fund pays         3/20/2012            345,000               716
quarterly payment of 0.02% (0.08% per annum) times the notional amount of $345,000.
Upon a default of The Walt Disney Company 6.375%, 3/1/2012, Fund delivers respective security and receives notional amount.

Credit default contract with JP Morgan Chase Bank N.A., Fund pays         3/20/2012            345,000              2,598
quarterly payment of 0.0975% (0.39% per annum) times the notional amount of $345,000.
Upon a default of Sprint Nextel Corp. 8.375%, 3/15/2012, Fund delivers respective security and receives notional amount.

Credit default contract with JP Morgan Chase Bank N.A., Fund pays         3/20/2012            345,000               419
quarterly payment of 0.04% (0.16% per annum) times the notional amount of $345,000.
Upon a default of News America, Inc. 7.25%, 5/18/2018, Fund
delivers respective security and receives notional amount.

Credit default contract with JP Morgan Chase Bank N.A., Fund pays         3/20/2012            345,000               982
quarterly payment of 0.05% (0.20% per annum) times the notional amount of $345,000.
Upon a default of Time Warner, Inc. 6.875%, 5/1/2012, Fund delivers respective security and receives notional amount.

Credit default contract with JP Morgan Chase Bank N.A., Fund pays         3/20/2012            345,000              (498)
quarterly payment of 0.0475% (0.19% per annum) times the notional amount of $345,000.
Upon a default of Verizon Communications, Inc. 4.9%, 9/15/2015,
Fund delivers respective security and receives notional amount.


                               COLUMBUS CORE FUND



Statement of Assets and Liabilities
March 31, 2007 (Unaudited)

ASSETS:

     Investments, at value (cost $29,669,043)                                                $ 29,596,241
     Repurchase Agreement (cost $4,118,000)                                                     4,118,000
     Receivable for securities sold                                                             8,854,054
     Outstanding swap contracts at value
         Premiums paid on swaps ($1,362)                                                            1,699
     Interest receivable                                                                          121,078
     Due from Advisor                                                                             220,691
     Prepaid expenses                                                                               7,085
                                                                                             ------------
     Total assets                                                                              42,918,848
                                                                                             ------------
LIABILITIES:
     Payable for securities purchased                                                          18,637,573
     Outstanding swap contracts at value                                                              116
     Due to Custodian                                                                              33,554
     Other accrued expenses                                                                       222,428
                                                                                             ------------
     Total liabilities                                                                         18,893,671
                                                                                             ------------

NET ASSETS                                                                                   $ 24,025,177
                                                                                             ============
NET ASSETS CONSIST OF:
     Paid-in-capital                                                                         $ 24,341,415
     Undistributed net investment income                                                           21,470
     Accumulated undistributed net realized loss on investments
         written options and swaps, and foreign currency transactions                            (265,127)
     Net unrealized depreciation on investments                                                   (72,581)
                                                                                             ------------

NET ASSETS                                                                                   $ 24,025,177
                                                                                             ============

SHARES OUTSTANDING, $0.0001 PAR VALUE,
     (UNLIMITED SHARES AUTHORIZED)                                                              2,435,049

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                                                         $ 9.87
     (NET ASSETS DIVIDED BY SHARES OUTSTANDING)                                              ============






 See notes to financial statements.



                               Columbus Core Fund

Statement of Operations
For the Period Ended March 31, 2007 (Unaudited)

INVESTMENT INCOME:
     Interest                                                                                   $ 589,229
                                                                                             ------------
     Total investment income                                                                      589,229
                                                                                             ------------
EXPENSES:
     Investment advisory fees                                                                      41,293
     Custody fees                                                                                  24,811
     Pricing expense                                                                               20,496
     Administration and fund accounting fees                                                       19,622
     Professional fees                                                                             18,535
     Shareholder servicing fees                                                                    16,682
     Federal and state registration fees                                                            2,341
     Insurance expense                                                                              1,224
     Directors' fees and expenses                                                                   1,071
     Reports to shareholders                                                                          518
     Other expenses                                                                                   192
                                                                                             ------------
     Total expenses before waiver and reimbursement of expenses                                   146,785

     Less:  Waiver and reimbursement of expenses                                                 (123,189)
                                                                                             ------------
     Net expenses                                                                                  23,596
                                                                                             ------------
NET INVESTMENT INCOME                                                                             565,633
                                                                                             ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
     Net realized gain on investments                                                              89,518
     Change in unrealized depreciation on investments                                              (5,933)
                                                                                             ------------
     Net gain on investments                                                                       83,585
                                                                                             ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                                       $ 649,218
                                                                                             ============



 See notes to financial statements.

                               Columbus Core Fund


Statement of Changes in Net Assets


                                                                                       Period Ended            Year Ended
                                                                                      March 31, 2007      September 30, 2006
                                                                                       (Unaudited)
OPERATIONS:
     Net investment income                                                                   $ 565,633            $ 1,012,049
     Net realized gain (loss) on investments                                                    89,518               (340,183)
     Change in unrealized appreciation (depreciation) on investments                            (5,933)               157,678
                                                                                        --------------         --------------
         Net increase in net assets resulting from operations                                  649,218                829,544
                                                                                        --------------         --------------

DISTRIBUTIONS PAID FROM:
     Net investment income                                                                    (553,346)            (1,007,717)
     Net realized gain                                                                               -               (135,511)
                                                                                        --------------         --------------
         Total distributions                                                                  (553,346)            (1,143,228)
                                                                                        --------------         --------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares                                                            1,163,582                163,366
     Shares issued to shareholders in reinvestment of distributions                            327,242                857,102
     Cost of shares redeemed                                                                  (544,100)              (752,010)
                                                                                        --------------         --------------
         Net increase from capital share transactions                                          946,724                268,458
                                                                                        --------------         --------------

TOTAL (DECREASE)/INCREASE IN NET ASSETS                                                      1,042,596                (45,226)

NET ASSETS:
     Beginning of year                                                                      22,982,581             23,027,807
                                                                                        --------------         --------------
     End of period                                                                        $ 24,025,177           $ 22,982,581
                                                                                        ==============         ==============

TRANSACTIONS IN SHARES

     Shares sold                                                                               117,720                 16,407
     Shares issued to shareholders in reinvestment of distributions                             33,192                 87,747
     Shares redeemed                                                                           (54,960)               (75,731)
                                                                                        --------------         --------------
         Net increase from capital share transactions                                           95,952                 28,423
                                                                                        ==============         ==============



 See notes to financial statements.


                        Columbus Core Fund

Financial Highlights

For a Fund Share Outstanding Throughout the Period.



                                                                    Period Ended         Year Ended             Year Ended
                                                                  March 31, 2007     September 30, 2006    September 30, 2005(1)
                                                                    (Unaudited)



Net Asset Value, Beginning of Period                                         $ 9.83             $ 9.97            $ 10.00

Income from Investment Operations:

     Net investment income                                                     0.23               0.44               0.34
     Net realized and unrealized loss on investments                           0.04              (0.08)             (0.03)
                                                                      -------------      -------------       ------------
         Total from investment operations                                      0.27               0.36               0.31
                                                                      -------------      -------------       ------------

 Distributions to Shareholders:
     Dividends from net investment income                                     (0.23)             (0.44)             (0.32)
     Dividend from realized gain                                                  -              (0.06)             (0.02)
                                                                      -------------      -------------       ------------

         Total distributions                                                  (0.23)             (0.50)             (0.34)
                                                                      -------------      -------------       ------------

Net Asset Value, End of Period                                               $ 9.87             $ 9.83             $ 9.97
                                                                      =============      =============       ============

Total Return                                                                  2.77%              3.69%              3.14%(2)

Supplemental Data and Ratios:
     Net assets, end of period                                         $ 24,025,177       $ 22,982,581       $ 23,027,807
     Ratio of expenses to average net assets                                  0.20%              0.20%              0.20%(3)
     Ratio of expenses before waivers to average net assets                   1.24%              1.28%              1.39%(3)
     Ratio of net investment income to average net assets                     4.79%              4.46%              3.90%(3)
     Ratio of net investment income
         before waivers to average net assets                                 3.75%              3.38%              2.71%(3)
     Portfolio turnover rate                                                   520%             1,206%               732%(2)




(1)Commenced operations on November 30, 2004.
(2)Not annualized for periods less than a year
(3)Annualized





 See notes to financial statements.

                             Columbus Core Plus Fund

Statement of Assets and Liabilities
March 31, 2007 (Unaudited)

ASSETS:

     Investments, at value (cost $167,614,602)                                              $ 167,512,396
     Repurchase Agreement (cost $28,020,000)                                                   28,020,000
     Receivable for securities sold                                                            51,664,676
     Outstanding swap contracts at value
         Premiums paid on swaps ($28,080)                                                         101,885
     Interest receivable                                                                          736,324
     Due from Advisor                                                                             921,784
     Prepaid expenses                                                                              18,900
                                                                                            -------------
     Total assets                                                                             248,975,965
                                                                                            -------------

LIABILITIES:
     Payable for securities purchased                                                         108,794,859
     Unrealized depreciation on open swap contracts                                                28,301
     Due to Custodian                                                                              17,782
     Other accrued expenses                                                                       962,335
                                                                                            -------------

     Total liabilities                                                                        109,803,277
                                                                                            -------------

NET ASSETS                                                                                  $ 139,172,688
                                                                                            =============

     Beginning of period

NET ASSETS CONSIST OF:
     End of period                                                                          $ 139,290,541
     Undistributed net investment income                                                          148,573
     Accumulated undistributed net realized loss on investments,
         written options and swaps, and foreign currency transactions                            (209,724)
     Net unrealized depreciation on investments and swaps                                         (56,702)
                                                                                            -------------

NET ASSETS                                                                                  $ 139,172,688
                                                                                            =============

SHARES OUTSTANDING, $0.0001 par value,
     (Unlimited shares authorized)                                                             14,002,058

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                                                         $ 9.94
     (Net assets divided by shares outstanding)                                             =============





 See notes to financial statements.

                             COLUMBUS CORE PLUS FUND

Statement of Operations
For the Period Ended March 31, 2007 (Unaudited)

INVESTMENT INCOME:
     Interest                                                                                 $ 3,519,595
                                                                                            -------------
     Total investment income                                                                    3,519,595
                                                                                            -------------
EXPENSES:
     Investment advisory fees                                                                     238,963
     Administration and fund accounting fees                                                       68,274
     Professional fees                                                                             52,620
     Custody fees                                                                                  30,984
     Pricing Expense                                                                               21,684
     Shareholder servicing fees                                                                    18,704
     Directors' fees and expenses                                                                  12,340
     Reports to shareholders                                                                        6,439
     Insurance expense                                                                              5,102
     Federal and state registration fees                                                            2,504
     Other expenses                                                                                   334
                                                                                            -------------
     Total expenses before waiver and reimbursement of expenses                                   457,948

     Less:  Waiver and reimbursement of expenses                                                 (321,398)
                                                                                            -------------
     Beginning of period

     Net expenses                                                                                 136,550
                                                                                            -------------
     End of period                                                                              3,383,045
                                                                                            -------------
NET INVESTMENT INCOME

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
     Net realized gain on transactions from:
         Investments                                                                              827,284
         Swaps                                                                                     68,033
         Foreign currency transactions                                                                356
     Change in unrealized appreciation/depreciation on:
         Investments                                                                             (182,926)
         Swaps                                                                                     25,110
                                                                                            -------------
     Net gain on investments                                                                      737,857
                                                                                            -------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                                     $ 4,120,902
                                                                                            =============




 See notes to financial statements.



                             COLUMBUS CORE PLUS FUND

Statement of Changes in Net Assets


                                                                                         PERIOD ENDED             YEAR ENDED
                                                                                        MARCH 31, 2007       SEPTEMBER 30, 2006
                                                                                          (UNAUDITED)
OPERATIONS:
     Net investment income                                                                 $ 3,383,045            $ 5,445,377
     Net realized gain (loss) on investments, written options and swaps, and
         foreign currency transactions                                                         895,673             (1,016,701)
     Change in unrealized appreciation (depreciation) on investments and swaps                (157,816)               985,033
                                                                                       ---------------        ---------------
         Net increase in net assets resulting from operations                                4,120,902              5,413,709
                                                                                       ---------------        ---------------
DISTRIBUTIONS PAID FROM:
     Net investment income                                                                  (3,330,486)            (5,372,593)
     Net realized gains                                                                              -               (873,192)
                                                                                       ---------------        ---------------
         Total distributions                                                                (3,330,486)            (6,245,785)
                                                                                       ---------------        ---------------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares                                                            3,671,232             31,162,510
     Shares issued to shareholders in reinvestment of distributions                          2,780,217              5,669,205
     Payments for shares redeemed                                                             (271,950)            (3,750,000)
                                                                                       ---------------        ---------------
         Net increase from capital share transactions                                        6,179,499             33,081,715
                                                                                       ---------------        ---------------

TOTAL INCREASE IN NET ASSETS                                                                 6,969,915             32,249,639

NET ASSETS:
     Beginning of period                                                                   132,202,773             99,953,134
                                                                                       ---------------        ---------------
     End of period                                                                       $ 139,172,688          $ 132,202,773
                                                                                       ===============        ===============
TRANSACTIONS IN SHARES
     Shares sold                                                                               369,699              3,198,666
     Shares issued to shareholders in reinvestment of distributions                            280,145                579,660
     Shares redeemed                                                                           (27,021)              (383,389)
                                                                                       ---------------        ---------------
         Net increase from capital share transactions                                          622,823              3,394,937
                                                                                       ===============        ===============



 See notes to financial statements.

                    COLUMBUS CORE PLUS FUND

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.



                                                                         PERIOD ENDED         YEAR ENDED         PERIOD ENDED
                                                                         March 31, 2007    September 30, 2006  September 30, 2005(1)
                                                                          (Unaudited)


Net Asset Value, Beginning of Period                                             $ 9.88            $ 10.01            $ 10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                                         0.25               0.46               0.34
     Net realized and unrealized (loss)/gain on investments                        0.05              (0.04)              0.01
                                                                          -------------      -------------       ------------
         Total from investment operations                                          0.30               0.42               0.35
                                                                          -------------      -------------       ------------

 DISTRIBUTIONS TO SHAREHOLDERS:
     Dividends from net investment income                                         (0.24)             (0.46)             (0.31)
     Dividends from realized gain                                                     -              (0.09)             (0.03)
                                                                          -------------      -------------       ------------

         Total distributions                                                      (0.24)             (0.55)             (0.34)
                                                                          -------------      -------------       ------------

NET ASSET VALUE, END OF PERIOD                                                   $ 9.94             $ 9.88            $ 10.01
                                                                          =============      =============       ============

TOTAL RETURN                                                                      3.08%              4.31%              3.49%(2)

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period                                            $ 139,172,688       $132,202,773        $99,953,134
     End of period                                                                0.20%              0.20%              0.20%(3)
     Ratio of expenses before waivers to average net assets                       0.67%              0.73%              0.81%(3)
     Ratio of net investment income to average net assets                         4.95%              4.77%              3.90%(3)
     Ratio of net investment income
         before waivers to average net assets                                     4.48%              4.24%              3.29%(3)
     Portfolio turnover rate                                                       535%             1,314%               890%(2)



(1)Commenced operations on November 30, 2004.
(2)Not annualized for periods less than a year
(3)Annualized


 See notes to financial statements.

32

                              Columbus Funds, Inc.
                           March 31, 2007 (Unaudited)


1. ORGANIZATION

       Columbus Funds, Inc. (the "Company"), which consists of the Columbus Low Duration Fund ("Low Duration"), Columbus Intermediate Fund ("Intermediate"), Columbus Core Fund ("Core"), Columbus Core Plus Fund ("Core Plus") and Columbus Corporate Opportunity Fund (Corporate Opportunity"), is a Maryland company incorporated on July 3, 2003. The Company is currently offering shares of the Core and Core Plus Funds (the "Funds") to investors. The Core and Core Plus Funds commenced operations after the close of business on November 30, 2004. Shares of the Low Duration and Intermediate Funds are not currently being offered. The Company is an open-end diversified series management investment company registered under the Investment Company Act of 1940 (the "1940 Act").

2. SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from such estimates.

       INVESTMENT VALUATION - Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service. When in the judgment of the pricing service quoted bid prices are readily available, these investments are valued at the mean of the quoted bid and ask prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange on which such securities are primarily traded, or for Nasdaq-listed securities, the official closing price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith using procedures approved by the Funds' Board of Directors. These procedures include, but are not limited to, the Pricing Committee directing that valuations published by a pricing service be used to value securities for which daily prices are not readily available (which may constitute a significant number of long-term fixed income securities). Values are determined by the pricing service using methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type, indications as to values from dealers and general market conditions.

       ILLIQUID INVESTMENTS - The Funds may invest up to 15% of their respective net assets in illiquid securities (i.e., securities that are not readily marketable). Illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), repurchase agreements with maturities in excess of seven days, and other securities that are not readily marketable. The Board of Directors of the Company, or its delegate, has the ultimate authority to determine which securities are liquid or illiquid for purposes of this 15% limitation. At March 31, 2007, 4.8% and 3.9% of the Core and Core Plus Funds' net assets respectively were illiquid.

       The Board of Directors has delegated to the Adviser the day-to-day determination of the liquidity of any security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Directors has directed the Adviser to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations, and (iv) other permissible relevant factors.

       Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Funds may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Funds may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Funds might obtain a less favorable price than that which prevailed when it decided to sell.

       LIQUIDITY - The Funds may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary market does exist for these securities, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security.

       SWAP CONTRACTS - The Funds may enter into various swap transactions, including interest rate, securities index, commodity, or security and currency exchange rate swaps.

       In addition to the swap contracts described above, the Funds may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment of default, refinancing or bankruptcy). Under the terms of the contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Funds may enter into credit default swaps in which they or their counterparties act as guarantors. By acting as the guarantor of the contract, the Funds assume the market and credit risk of the underlying instrument including liquidity and loss of value.

       Premiums paid to or by the Funds are accrued daily and included in unrealized appreciation (depreciation) on swaps in the accompanying Statement of Operations. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. Gains or losses are realized upon early termination of the contract. Notional principal amounts are used to express the extent of involvement in these transactions. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the underlying, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contacts.

       As of March 31, 2007, the Core Fund and the Core Plus Fund had outstanding swap agreements as listed on its Schedule of Portfolio Investments.

       WRITTEN OPTIONS -- When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Funds' Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written. If a call option is exercised, the premium is added to the proceeds from the sale of underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

       The Funds write options on securities, futures and interest rate swaps ("swaptions"). These options are settled for cash and subject the Funds to unlimited risk of loss. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

       As of March 31, 2007, the Funds had no written options contracts outstanding.

       FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.


       FEDERAL INCOME TAXES - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax or excise tax provision has been made.

       SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method.

       DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

       Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense, and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

       EXPENSES - Expenses that are directly related to one fund are charged directly to that fund. Common expenses are allocated to each fund on the basis of relative assets.

       NEW ACCOUNTING POLICIES - In June 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority to the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Funds would report an income tax expense in the Statement of Operations. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48, and the impact of this standard on the financial statements has not yet been determined.

       In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (the "Statement"). The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. At this time, management is evaluating the implications of the Statement, and the impact of the Statement on the Funds' financial statements has not yet been determined.


3.     INVESTMENT TRANSACTIONS

       The aggregate purchases and sales of securities, excluding U.S. Government securities and short-term investments, for the Funds for the period ended March 31, 2007, were as follows:


                                           Purchases                    Sales
              Core                      $    3,953,791            $    4,497,888
              Core Plus                     35,995,454                38,974,196

       The aggregate purchases and sales of long-term U.S. Government securities, for the Funds for the period ended March 31, 2007, were as follows:



                                            Purchases                    Sales
              Core                        $134,157,333              $135,688,939
              Core Plus                    769,083,697               777,172,546

4.     RELATED PARTY TRANSACTIONS

       The Company has an investment advisory agreement (the "Advisory Agreement") with Reams Asset Management Company LLC (the "Adviser"), with whom certain officers and directors of the Company are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreement the Core and Core Plus Funds compensate the Adviser at the annual rate of 0.35% of each Fund's average daily net assets

       Pursuant to an agreement with each Fund, the Adviser will waive its management fee and/or reimburse each Fund's other expenses, including organization expenses, so that total operating expenses (on an annual basis) do not exceed 0.20% of the Core Fund's average daily net assets, and 0.20% of the Core Plus Fund's average daily net assets (the "Expense Limitation Caps"), until January 31, 2008. After such date, the Adviser may from time to time voluntarily waive all or a portion of its fee and/or absorb expenses for the Funds. During the period ended March 31, 2007, the Adviser waived investment advisory fees for the Core and Core Plus Funds of $41,293 and $238,963, respectively, and reimbursed the Core and Core Plus Funds $81,896 and $82,435, respectively, for other expenses. Any such waiver/absorption is subject to later adjustment during the term of the Advisory Agreement to allow the Adviser to recoup amounts waived/absorbed to the extent actual fees and expenses for a period are less than the Expense Limitation Caps, provided, however, that, the Adviser shall only be entitled to recoup such amounts for a maximum period of three years following the fiscal year in which such amount was waived or reimbursed. At March 31, 2007, the following amounts are subject to recoupment through September 30, 2008, September 30, 2009, and March 31, 2010 respectively.

                                  Expires            Expires           Expires
                                30-Sep-08          30-Sep-09          31-Mar-10
                                ----------         ----------         ---------
              Core               $200,661           $245,741           $123,189
              Core Plus          $423,306           $599,881           $321,398


       The Company has entered into agreements with UMB Bank, n.a. to provide custodial services. In addition, the Funds have entered into agreements with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide administration, fund accounting and transfer agency services. Under the terms of the custody agreement, the Funds sweep excess cash daily into an interest bearing demand deposit account with UMB Bank, n.a.

5.     FEDERAL INCOME TAX INFORMATION

       At March 31, 2007, gross unrealized appreciation and depreciation on investments, based on aggregate cost for federal income tax purposes were as follows:

                                                                                        Core                    Core Plus

       Gross Unrealized Appreciation                                                       $ 55,131                  $ 440,155
       Gross unrealized depreciation                                                       (191,570)                  (858,007)
                                                                             ----------------------   ------------------------

       Net Unrealized Appreciation (Depreciation) on investments                         $ (136,439)                $ (417,852)
                                                                             ======================   ========================

       Cost of Securities on a Tax Basis                                               $ 33,850,680              $ 195,950,248
                                                                             ======================   ========================


       The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

       As of September 30, 2006, the components of accumulated earnings (deficit) were as follows:


                                                                                        Core                    Core Plus

       Undistributed ordinary income                                                         $ 9,183                   $ 65,801
       Undistributed long-term capital gains                                                       -                          -
                                                                               ----------------------   ------------------------
       Accumulated earnings                                                                    9,183                     65,801
       Accumulated Capital and Other Losses                                                 (297,675)                  (871,458)
       Unrealized Appreciation (Depreciation) on Investments                                (123,664)                  (121,669)
       Unrealized Appreciation (Depreciation) on Swap Contracts                                    -                     19,058
                                                                               ----------------------   ------------------------
       Total Accumulated Earnings                                                         $ (412,156)                $ (908,268)
                                                                              ======================   ========================


       At September 30, 2006, the Core and Core Plus Funds had accumulated capital loss carryforwards of $129,679 and $503,544, respectively, which will each expire in the year 2014. To the extent that a Fund realizes future net capital gains, those gains will be offset by its unused capital loss carryforwards.

       At September 30, 2006, the Core and Core Plus Funds had realized losses from transactions between November 1, 2005 and September 30, 2006 (post-October) of $167,996 and $367,914, respectively. Post-October losses for tax purposes are deferred and treated as arising on the first day of the Funds' next fiscal year, October 1, 2006.

       The tax character of distributions paid during the fiscal year ended September 30, 2006 and the period ended September 30, 2005 were as follows:



                                          Period Ended       Period Ended       Period Ended       Period Ended
                                          September 30,      September 30,      September 30,      September 30,
                                              2006               2005               2006               2005
                                        ------------------ ------------------ ------------------ ------------------

                                            Core Fund          Core Fund       Core Plus Fund     Core Plus Fund

        Distributions paid from:
             Ordinary Income             $     1,143,228    $       660,049    $     6,245,785    $     2,669,946
             Net long-term capital gains               -             50,896                  -            292,357
                                        ------------------ ------------------ ------------------ ------------------
        Total taxable distributions            1,143,228            710,945          6,245,785          2,962,303


                                        ------------------ ------------------ ------------------ ------------------
        Total distributions paid         $     1,143,228    $       710,945    $     6,245,785    $     2,962,303
                                        ================== ================== ================== ==================


       PROXY VOTING POLICIES, PROCEDURES AND VOTING RECORD

       For a description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities, please call 1-888-416-0400 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

       Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-416-0400, and (2) on the SEC's website at http://www.sec.gov.

       PORTFOLIO HOLDINGS DISCLOSURE

       The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available on the EDGAR database on the SEC's website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Contracts

On November 28, 2006, at an in-person meeting of the Board of Directors of the Columbus Funds, Inc. (the "Company"), the directors, including a majority of the disinterested directors, approved the continuation of the Advisory Agreement between the Company and the Adviser. In approving the Advisory Agreement, the Board reviewed materials provided by the Adviser, including a memorandum describing, among other things, the qualifications of the Adviser, the scope of services to be provided to the Funds and the prior performance of the Adviser. The Board also reviewed other information relating to the advisory services to be provided to the Funds, including certain comparative data provided by a third party service provider. The Board of Directors then considered a number of factors in approving the Advisory Agreement.

The Board of Directors considered the nature, extent and quality of services to be provided to the Funds by the Adviser. It was noted that the Adviser has significant experience providing investment advice involving fixed-income securities and is qualified to provide investment advisory services to the Funds. The Board then considered the prior performance of the Adviser, including the investment results achieved by the Adviser for the Core and Core Plus Funds, comparable separate accounts and other registered investment companies. It was noted that the prior performance of the Adviser was favorable in comparison to the relevant benchmarks and that of comparable investment companies and separate accounts. The Board considered information relating to each Fund's fees, costs and expense ratios and compared such fees, costs and expense ratios to competitive industry fee structures and expense ratios. It was noted that each Fund's advisory fees are generally competitive with comparable funds. In connection with its consideration of each Fund's advisory fees, the Board also considered the control of the Company's operating expenses through expense cap agreements, and noted that the current expense cap agreements were favorable in comparison to similar funds as evidenced by the comparative data presented at the meeting. In addition, the Board noted that the Adviser is providing substantially similar investment advisory services to both the Funds and its other clients and, with the current expense cap arrangements in place, providing such services to the Funds at a lower rate than the rate generally charged to the Adviser's other clients. The Board also considered the Adviser's financial ability to support the current expense cap arrangements and noted that the Adviser appeared to have adequate resources to support such arrangements. The Board considered whether the Adviser would receive any fall-out benefits through its relationship with the Funds, and it was noted that because none of the other service providers to the Funds are affiliated with the Adviser, and the Adviser is currently subsidizing the operation of the Funds, there are no identifiable material fall-out benefits accruing to the Adviser. The Board also considered the Adviser's cost of providing services to the Funds and the profitability (if any) of its relationship to the Funds, and noted that with the current expense cap agreements, the Adviser is currently subsidizing the Funds to a significant extent. Finally, the Board considered whether economies of scale would justify lower fees for the Funds. The Board noted that while the Funds grew over the past year, the Adviser continues to subsidize the Funds and no economies of scale have yet been realized.

In its deliberations, the Board did not identify any single consideration or particular piece of information that was all important or controlling in determining whether to approve the advisory agreement, although significant weight was accorded the advisory fee levels relative to industry averages for competitive products based on the comparative data presented at the meeting. The Board evaluated all information presented to it and determined that the compensation paid to the Adviser under the advisory agreement was fair and reasonable in light of the services to be performed and such other matters as the Board (and each director) considered relevant in the exercise of its (or such directors) reasonable judgment.

Item 2   Code of Ethics

Not applicable to semi-annual reports.


Item 3   Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4   Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5   Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.


Item 7 Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8   Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.


Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 10  Submission of Matters to a Vote of Security Holders

         Not applicable.


Item 11  Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12  Exhibits

(a) Code of Ethics

Not applicable to semi-annual reports.

(b) Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbus Funds, Inc.

By:      /s/Mark M. Egan
     ----------------------------
         Mark M. Egan
         President

Date:    June 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Mark M. Egan
         ---------------------------
         Mark M. Egan
         President

Date:    June 6, 2007

By:      /s/David B. McKinney
         ---------------------------
         David B. McKinney
         Treasurer

Date: June 6, 2007